Fund Summary
Franklin Real Estate Securities Fund
Investment Goal
Maximize total return.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under ���Your Account��� on page 25 in the Fund's Prospectus and under ���Buying and Selling Shares��� on page 36 of the Fund���s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Real Estate Securities Fund	Class A	Class B		Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	[1]	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	[1]	1.00%	none
[1]	New or additional investments into Class B are no longer permitted.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Real Estate Securities Fund		Class A	Class B	Class C	Advisor Class
Management Fees (as a percentage of Assets)		0.54%	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses (as a percentage of Assets):		0.39%	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	1.19%	1.94%	1.94%	0.94%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Real Estate Securities Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	689	931	1,192	1,935
Class B	597	909	1,247	2,070
Class C	297	609	1,047	2,264
Advisor Class	96	300	520	1,155

If you do not sell your shares:
Expense Example, No Redemption Franklin Real Estate Securities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	197	609	1,047	2,070
Class C	197	609	1,047	2,264

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40.15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies operating in the real estate industry, including: companies qualifying under federal tax law as real estate investment trusts (REITs); and companies that derive at least half of their assets or revenues from the ownership, construction, management, development or sale of residential or commercial real estate (such as real estate operating or service companies, homebuilders, lodging providers, and developers).

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. REITs typically concentrate on a specific geographic region or property type. While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund currently will focus on these types of entities. The Fund may also invest up to 20% of its net assets in equity or debt securities of issuers engaged in businesses whose products and services are closely related to the real estate industry; however, the Fund does not expect to invest more than a small portion of its assets, if any, in debt securities. These include manufacturers and distributors of building supplies; financial institutions that issue or service mortgages, such as savings and loan associations or mortgage bankers; and companies whose principal business is unrelated to the real estate industry but which have significant real estate holdings (at least 50% of their assets).

The Fund concentrates in securities of companies in the real estate industry, primarily REITs. The Fund currently expects to be invested predominantly in equity securities, primarily common stocks. The Fund may invest up to 10% of its total assets in securities of issuers in any foreign country, developed or developing, and in American, European and Global Depositary Receipts. American Depository Receipts (ADRs) evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. European Depository Receipts (EDRs) and Global Depository Receipts (GDRs) are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

When selecting investments for the Fund’s portfolio, the investment manager uses a “bottom-up" security selection process that incorporates macro-level views in the evaluation process. The investment manager’s portfolio construction process combines: bottom-up analysis of individual stock and real estate market fundamentals; and top-down macro overlays to provide regional, property type, and company size perspectives in identifying local cyclical and thematic trends that highlight investment opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Real Estate Securities

By concentrating in the real estate industry, the Fund carries much greater risk of adverse developments in the real estate industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local: regional and national economic conditions; interest rates; tax and insurance considerations; changes in zoning laws; environmental regulations or hazards; or overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.

REITs

A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Generally, stocks have historically outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	31.39%
Worst Quarter:	Q4'08	-37.80%
As of June 30, 2011, the Fund's year-to-date return was 10.48% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Real Estate Securities Fund	Label	1 Year	5 Years	10 Years
S&P 500�� Index		15.06%	2.29%	1.41%
S&P United States Property Index		27.93%	2.49%	10.65%
Class A	Return Before Taxes	19.58%	(5.35%)	5.52%
Class A After Taxes on Distributions		19.37%	(6.89%)	3.75%
Class A After Taxes on Distributions and Sales		12.72%	(4.76%)	4.26%
Class B		22.79%	(4.76%)	5.61%
Class C		24.84%	(4.94%)	5.36%
Advisor Class		27.13%	(4.00%)	6.41%

The secondary index in the table above shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	FRANKLIN REAL ESTATE SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000912291
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 1, 2011
Prospectus Date	rr_ProspectusDate	Sep 1, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under ���Your Account��� on page 25 in the Fund's Prospectus and under ���Buying and Selling Shares��� on page 36 of the Fund���s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.15%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies operating in the real estate industry, including: companies qualifying under federal tax law as real estate investment trusts (REITs); and companies that derive at least half of their assets or revenues from the ownership, construction, management, development or sale of residential or commercial real estate (such as real estate operating or service companies, homebuilders, lodging providers, and developers).

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. REITs typically concentrate on a specific geographic region or property type. While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund currently will focus on these types of entities. The Fund may also invest up to 20% of its net assets in equity or debt securities of issuers engaged in businesses whose products and services are closely related to the real estate industry; however, the Fund does not expect to invest more than a small portion of its assets, if any, in debt securities. These include manufacturers and distributors of building supplies; financial institutions that issue or service mortgages, such as savings and loan associations or mortgage bankers; and companies whose principal business is unrelated to the real estate industry but which have significant real estate holdings (at least 50% of their assets).

The Fund concentrates in securities of companies in the real estate industry, primarily REITs. The Fund currently expects to be invested predominantly in equity securities, primarily common stocks. The Fund may invest up to 10% of its total assets in securities of issuers in any foreign country, developed or developing, and in American, European and Global Depositary Receipts. American Depository Receipts (ADRs) evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. European Depository Receipts (EDRs) and Global Depository Receipts (GDRs) are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

When selecting investments for the Fund’s portfolio, the investment manager uses a “bottom-up" security selection process that incorporates macro-level views in the evaluation process. The investment manager’s portfolio construction process combines: bottom-up analysis of individual stock and real estate market fundamentals; and top-down macro overlays to provide regional, property type, and company size perspectives in identifying local cyclical and thematic trends that highlight investment opportunities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies operating in the real estate industry, including: companies qualifying under federal tax law as real estate investment trusts (REITs); and companies that derive at least half of their assets or revenues from the ownership, construction, management, development or sale of residential or commercial real estate (such as real estate operating or service companies, homebuilders, lodging providers, and developers).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Real Estate Securities

By concentrating in the real estate industry, the Fund carries much greater risk of adverse developments in the real estate industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local: regional and national economic conditions; interest rates; tax and insurance considerations; changes in zoning laws; environmental regulations or hazards; or overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.

REITs

A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Generally, stocks have historically outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund���s shares and greater risk of loss
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3'09	31.39%
Worst Quarter:	Q4'08	-37.80%
As of June 30, 2011, the Fund's year-to-date return was 10.48% for Class A.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The secondary index in the table above shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	931
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,192
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,935
Annual Return 2001	rr_AnnualReturn2001	7.64%
Annual Return 2002	rr_AnnualReturn2002	1.70%
Annual Return 2003	rr_AnnualReturn2003	37.64%
Annual Return 2004	rr_AnnualReturn2004	32.13%
Annual Return 2005	rr_AnnualReturn2005	13.22%
Annual Return 2006	rr_AnnualReturn2006	21.28%
Annual Return 2007	rr_AnnualReturn2007	(27.78%)
Annual Return 2008	rr_AnnualReturn2008	(38.12%)
Annual Return 2009	rr_AnnualReturn2009	17.16%
Annual Return 2010	rr_AnnualReturn2010	26.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2011, the Fund's year-to-date return was 10.48% for Class A.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.80%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.58%
5 Years	rr_AverageAnnualReturnYear05	(5.35%)
10 Years	rr_AverageAnnualReturnYear10	5.52%
Franklin Real Estate Securities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.37%
5 Years	rr_AverageAnnualReturnYear05	(6.89%)
10 Years	rr_AverageAnnualReturnYear10	3.75%
Franklin Real Estate Securities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	(4.76%)
10 Years	rr_AverageAnnualReturnYear10	4.26%
Franklin Real Estate Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[2]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	597
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,070
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,070
1 Year	rr_AverageAnnualReturnYear01	22.79%
5 Years	rr_AverageAnnualReturnYear05	(4.76%)
10 Years	rr_AverageAnnualReturnYear10	5.61%
Franklin Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
1 Year	rr_AverageAnnualReturnYear01	24.84%
5 Years	rr_AverageAnnualReturnYear05	(4.94%)
10 Years	rr_AverageAnnualReturnYear10	5.36%
Franklin Real Estate Securities Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
1 Year	rr_AverageAnnualReturnYear01	27.13%
5 Years	rr_AverageAnnualReturnYear05	(4.00%)
10 Years	rr_AverageAnnualReturnYear10	6.41%
Franklin Real Estate Securities Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Franklin Real Estate Securities Fund | S&P United States Property Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.93%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	10.65%

[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	New or additional investments into Class B are no longer permitted.